Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 47,724	₱ 56,653
Total liabilities | ₱	458,341	474,762
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	943	767
Total liabilities | ₱	1,033	1,150
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	65,381	71,078
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 267	$ 314
Total liabilities		251,859	4,635	4,546
Interest rate risk [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	87,225		1,574
Interest rate risk [member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		10,000		179
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	595	596	10	11
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	850	1,264	15	23
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,082	6,863	128	123
Interest rate risk [member] | Temporary Cash Investments
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				28
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,933	7,092	35	127
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,251	1,586	77
Interest rate risk [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	14,833	17,530
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	122	₱ 129	2	2
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 256,927
Interest rate risk [member] | Less than 1 year [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			261	303
Total liabilities			130	557
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 72	319
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				$ 179
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.1021%	3.95%	5.1021%	3.95%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.60%		2.60%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.2813%	4.00%	5.2813%	4.00%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		5.16%		5.16%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 4
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.375%		2.375%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.90%		2.90%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 15	$ 23
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%	1.00%	0.50%	1.00%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 128	$ 123
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.50%	1.50%	1.50%	1.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 28
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 35	$ 127
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.90%	3.50%	4.90%	3.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.125%	4.75%	5.125%	4.75%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 77
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.25%	2.80%	0.25%	2.80%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.25%	5.00%	6.25%	5.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		0.50%		0.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.00%		2.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 2	$ 2
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%		0.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.10%		6.10%
Interest rate risk [member] | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				4
Total liabilities			$ 504	$ 270
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 377
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	3.95%	4.00%	3.95%
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.35%	5.156%	5.35%	5.156%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 4
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.25%	2.375%	4.25%	2.375%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.25%	2.90%	4.25%	2.90%
Interest rate risk [member] | 2-3 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 1
Total liabilities			$ 277	$ 409
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 227
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.35%	5.35%	5.35%	5.35%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 1
Interest rate		4.25%		4.25%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.25%		6.25%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.25%		6.25%
Interest rate risk [member] | 3-5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 6	$ 6
Total liabilities			860	$ 745
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 564
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.20%	5.35%	5.20%	5.35%
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 6	$ 6
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.625%	4.625%	4.625%	4.625%
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.875%	6.25%	4.875%	6.25%
Interest rate risk [member] | Later than five years [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 2,864	$ 2,565
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 334
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.156%	5.20%	5.156%	5.20%
Interest rate risk [member] | Later than five years [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.50%	6.50%	6.50%	6.50%
Interest rate risk [member] | Floating Interest Rate [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				$ 1,899
Interest rate risk [member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		₱ 106,018
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				124
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.5000%to 1.0000% over PHP BVAL(floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				14
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				340
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.6000%to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				28
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				576
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.6000%to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				540
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.6000%to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 14,825	₱ 17,507	$ 267	313
Total liabilities		233,995	4,399	4,192
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	81,545		1,471
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		10,000		179
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	587	573	10	10
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	850	1,264	15	23
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,082	6,863	128	123
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,933	7,092	35	127
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,251	1,586	77
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				28
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	122	129	2	2
Interest rate risk [member] | Fair Value [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	243,841
Interest rate risk [member] | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		97,327		1,744
Interest rate risk [member] | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	129,635		2,339
Interest rate risk [member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 33,251	₱ 33,489	600	600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 600	$ 600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.45%	3.45%	3.45%	3.45%
Interest rate risk [member] | U S Dollar Notes | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 25,845	₱ 24,316	$ 466	$ 435
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	6,816	9,042	123	162
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	129,635	₱ 93,310	2,338	1,706
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 25			25
Borrowings, interest rate basis	SOFR + 1.47826%	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			33	34
Borrowings, interest rate basis	0.5000% over PHP BVAL
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 28			53
Borrowings, interest rate basis	SOFR + 1.31161%	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			99	93
Borrowings, interest rate basis	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 14
Borrowings, interest rate basis	SOFR + 1.31161%	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			36	55
Borrowings, interest rate basis	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 42
Borrowings, interest rate basis	SOFR + 1.31161%	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			254	141
Borrowings, interest rate basis	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 14			42
Borrowings, interest rate basis	SOFR + 1.31161%	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			1,916	1,383
Borrowings, interest rate basis	0.6000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 6,816	₱ 9,042	$ 123	162
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		93,310		$ 1,672
Interest rate risk [member] | Debt Issuance Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		2,279
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	748
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	2,129
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		919
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	560	597
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	28	40
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Debts | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	793	723
Interest rate risk [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	254,798	249,580
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	86,477
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		10,000
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	595	596
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	850	1,264
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	7,082	6,863
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,933	7,092
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	4,251	1,586
Interest rate risk [member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	14,833	17,530
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	122	129
Interest rate risk [member] | Costs [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		105,099
Interest rate risk [member] | Costs [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	32,691	32,892
Interest rate risk [member] | Costs [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	6,788	9,002
Interest rate risk [member] | Costs [Member] | U S Dollar Debts | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 128,842	₱ 92,587